Insurance (Insurance Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	$ 220,535	$ 219,144
U.S.
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	119,806	119,717
MetLife Holdings
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	98,346	97,032
Corporate & Other
Insurance Liabilities [Line Items]
Insurance liabilities comprised of future policy benefits, policyholder account balances and other policy-related balances	$ 2,383	$ 2,395